Schedule of currency exchange rates (Details)	6 Months Ended						12 Months Ended
	Jun. 30, 2024 $ / shares	Jun. 30, 2024 $ / shares	Jun. 30, 2024 RM / shares	Jun. 30, 2023 $ / shares	Jun. 30, 2023 $ / shares	Jun. 30, 2023 RM / shares	Dec. 31, 2023 $ / shares	Dec. 31, 2023 $ / shares	Dec. 31, 2023 RM / shares
Accounting Policies [Abstract]
Year-end spot rate | (per share)	$ 0.7379	$ 1.00	RM 3.4746	$ 0.7395	$ 1.00	RM 3.4518	$ 0.7580	$ 1.00	RM 3.4819
Average rate | (per share)	$ 0.7431	$ 1.00	RM 3.5035	$ 0.7484	$ 1.00	RM 3.3382	$ 0.7447	$ 1.00	RM 3.3932